Reporting on Financial Instruments - Schedule of Financial Assets and Liabilities Measured on Recurring Basis (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Fair value	€ 38,451	€ 23,642
Carrying amount	38,451	23,642
Fair value	44,808	15,462
Carrying amount	44,808	15,462
Financial Liabilities Current [Member]
Statement Line Items [Line Items]
Fair value	188	165
Carrying amount	188	165
Trade Payables [Member]
Statement Line Items [Line Items]
Fair value	3,795	1,805
Carrying amount	3,795	1,805
Other Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Fair value	812	29
Carrying amount	812	29
Other Non-Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Fair value	17,485	0
Carrying amount	17,485	0
Financial Liabilities Non-Current [Member]
Statement Line Items [Line Items]
Fair value	20,865	12,382
Carrying amount	20,685	12,382
Financial Liabilities [Member]
Statement Line Items [Line Items]
Fair value	43,145	14,382
Carrying amount	43,145	14,382
Financial Liabilities at Fair Value Through Profit or Loss - Financial Liabilities Non-Current [Member]
Statement Line Items [Line Items]
Fair value	1,633	1,080
Carrying amount	1,633	1,080
Cash and Cash Equivalents [Member]
Statement Line Items [Line Items]
Fair value	21,579	19,451
Carrying amount	21,579	19,451
Trade Receivables [Member]
Statement Line Items [Line Items]
Fair value	3,422	3,397
Carrying amount	3,422	3,397
Other Financial Assets [Member]
Statement Line Items [Line Items]
Fair value	13,450	794
Carrying amount	€ 13,450	€ 794